Income Taxes (Successor) - Schedule of Reconciliation of Income Tax Rate (Details) $ in Thousands	1 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Income tax provision at the U.S. federal statutory rate	$ 1,046
Permanent differences	(181)
Change in derivative liability	(1,175)
State taxes (tax effected)	(56)
Income tax provision (benefit)	$ (366)